CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class A Ordinary shares
Repurchase of common stock (note 21) (in shares)	25,368,080
Class A Ordinary shares | Share Repurchase Plan
Repurchase of common stock (note 21) (in shares)	25,368,080
Class A Ordinary shares | Investment in equity investee
Ordinary shares deemed issued but not outstanding (in shares)	574,035	574,035
Class A Ordinary shares | 2011 Share Award Scheme
Ordinary shares deemed issued but not outstanding (in shares)			11,511,873
Class A Ordinary shares | 2013 Incentive Scheme
Ordinary shares deemed issued but not outstanding (in shares)	1,751,450	12,909,200	14,999,000
Class B Ordinary shares | 2011 Share Award Scheme
Ordinary shares deemed issued but not outstanding (in shares)	11,801,479	23,476,813	32,157,500
HK Zoom | Class A Ordinary shares
Ordinary shares deemed issued but not outstanding (in shares)	1,991,925	2,079,787	2,431,775
HK Zoom | Class A Ordinary shares | 2011 Share Award Incentive And 2013 Incentive Scheme
Ordinary shares deemed issued but not outstanding (in shares)			28,942,648
HK Zoom | Class A Ordinary shares | 2013 Incentive Scheme | Investment in equity investee
Ordinary shares deemed issued but not outstanding (in shares)	4,317,410	15,563,022